ACCRUED LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF ACCRUED LIABILITIES
Accrued liabilities at September 30, 2013 and December 31, 2012, consisted of the following:

	September 30,	December 31,
	2013	2012
Accrued liabilities and employee related benefits	$33,746	$18,746
Accrued interest	130,824	131,303
Series D Convertible Preferred dividend	12,416	—
Total	$176,986	$150,049

Accrued liabilities at December 31, 2012 and 2011 , consisted of the following:

	Year Ended December 31,
	2012	2011

Accrued compensation and related benefits	$18,746	$18,746
Accrued interest	131,303	$58,462
Total	$150,049	$77,208